UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                                  Report for the Calendar Year or Quarter Ended:
                                  3/31/2000
                                  Check here if Amendment [ ]; Amendment Number:
                                        This Amendment (check only one.):
                                                 [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.

Address:  405 Park Avenue, New York, New York 10022-4405

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
Title: Executive Vice President
Phone:  212-888-8123
Signature, Place, and Date of Signing:

  /S/ Phillippe E. Baumann
--------------------------------------

______________________________________
New York, New York
April     , 2000

Report Type (Check only one):
  [X] 13F HOLDINGS REPORT
  [ ] 13F NOTICE
  [ ] 13F COMBINATION REPORT

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:     $104,407 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      NONE


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

------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)   (B)       (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COMMON         2824100       183,000      5,200               X      0        0        X     0     0
ATLANTIC RICHFIELD            COMMON        48825103       867,000     10,200               X      0        0        X     0     0
AUTOMATIC DATA                COMMON        53015103     2,246,000     46,550               X      0        0        X     0     0
BELL ATLANTIC                 COMMON        77853109     2,414,000     39,500               X      0        0        X     0     0
BRISTOL MEYERS                COMMON       110122108     4,126,000     71,450               X      0        0        X     0     0
CAROLINA PWR LIGHT            COMMON       144141108     1,372,000     42,300               X      0        0        X     0     0
CHEVRON                       COMMON       166751107     2,209,000     23,900               X      0        0        X     0     0
CON EDISON                    COMMON       209115104     1,424,000     49,100               X      0        0        X     0     0
CONSTELLATION ENERGY          COMMON       210371100     1,552,000     48,700               X      0        0        X     0     0
EMERSON ELEC                  COMMON       291011104     3,728,000     70,500               X      0        0        X     0     0
EXXON MOBIL                   COMMON       302316102       117,000      1,500               X      0        0        X     0     0
FEDERAL HOME LOAN             COMMON       313400301     1,370,000     31,000               X      0        0        X     0     0
GAP                           COMMON       364760108     4,847,000     97,300               X      0        0        X     0     0
GENERAL ELEC                  COMMON       369604103     4,679,000     30,150               X      0        0        X     0     0
GEN PUBLIC UTILITIES          COMMON       36225X100     1,226,000     45,400               X      0        0        X     0     0
HEWLETT PACKARD               COMMON       428236103     5,554,000     41,900               X      0        0        X     0     0
INTEL                         COMMON       458140100     6,900,000     52,300               X      0        0        X     0     0
JOHNSON & JOHNSON             COMMON       478160104     3,689,000     52,650               X      0        0        X     0     0
LUCENT TECH                   COMMON       594463107     2,430,000     40,000               X      0        0        X     0     0
MBIA INC                      COMMON       55262C100     4,235,000     81,350               X      0        0        X     0     0
MCDONALD'S                    COMMON       580135101     4,260,000    113,400               X      0        0        X     0     0
MEDTRONICS                    COMMON       585055106     5,175,000    100,600               X      0        0        X     0     0
MERCK                         COMMON       589331107     4,032,000     64,900               X      0        0        X     0     0
MICROSOFT                     COMMON       594918104     4,574,000     43,050               X      0        0        X     0     0
NORTHERN STATES PWR           COMMON       665772109     1,352,000     68,000               X      0        0        X     0     0
ORACLE                        COMMON       68389X105     6,417,000     82,200               X      0        0        X     0     0
PE BIOSYSTEMS                 COMMON       69332S102     1,158,000     12,000               X      0        0        X     0     0
PE CELERA                     COMMON       69332S201       461,000      5,000               X      0        0        X     0     0
SOUTHERN CO                   COMMON       842587107     1,175,000     54,000               X      0        0        X     0     0
SUN MICROSYSTEMS              COMMON       866810404     5,294,000     56,500               X      0        0        X     0     0
TEXACO                        COMMON       881694103     1,893,000     35,300               X      0        0        X     0     0

                                                    Page 1

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------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)   (B)       (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS             COMMON       882508104        80,000        500               X      0        0        X     0     0
WAL MART                      COMMON       931142103     4,201,000     75,700               X      0        0        X     0     0
WHIRLPOOL                     COMMON       963320106     4,063,000     69,300               X      0        0        X     0     0
XEROX                         COMMON       984121103     5,104,000    196,300               X      0        0        X     0     0

                                                       104,407,000  1,857,700

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